Dividends - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2021 JPY (¥)
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital stock	¥ 2,256,768
Capital surplus	1,196,660
Retained earnings	¥ 1,949,956
Description of dividend payment restrictions	Pursuant to the Companies Act, in making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches one-quarter of its capital stock
Legal reserve	¥ 1,201,010
Maximum amount available for dividends under Company Law and the Banking Law	1,939,807
Japan Gaap Additional PaidIn Capital [Member]
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	1,196,660
Japan Gaap Retained Earnings [Member]
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	¥ 4,350